Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Balance at beginning of the year	$ 3,289	$ 495	$ 473
Additions	67	2,785	74
Reversal	(22)		(30)
Write-off			(20)
Exchange difference	16	9	(2)
Balance at end of the year	$ 3,350	$ 3,289	$ 495